UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2012
                                               -------------------

Check here if Amendment [ ]; Amendment Number: ____
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Dr. Jeffrey R. Jay, M.D.
            --------------------------------------
Address:       165 Mason Street - 3rd Floor
            --------------------------------------
               Greenwich, CT  06830
            --------------------------------------

13F File Number: 028-12517
                 ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
            -------------------------------------------------
Title:
            -------------------------------------------------
Phone:
            -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Dr. Jeffrey R. Jay, M.D.         Greenwich, CT           August 14, 2012
----------------------------     --------------------     -------------------
    [Signature]                      [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      13F File Number          Name

      28-
         ------------          ----------------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           2
                                          ------------
Form 13F Information Table Entry Total:      32
                                          ------------
Form 13F Information Table Value Total:   $  97,953
                                          ------------
                                           (thousands)

List of Other Included Managers:          Mr. David Kroin
                                          Great Point Partners, LLC

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         13F File Number          Name

1           028-13262                Mr. David Kroin
2           028-11743                Great Point Partners, LLC

           COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ------------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
        NAME OF ISSUER        TITLE OF CLASS  CUPSIP   (x$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGER    SOLE    SHARED NONE
----------------------------- -------------- --------- -------- --------- --- ---- ------------- -------- --------- ------ ----
AMAG PHARMACEUTICALS, INC.         COM       00163U106        2       150  SH      Share-Defined 1,2         150       0   None
AASTROM BIOSCIENCES INC.           COM       00253U305    2,389 1,111,111  SH      Share-Defined 1,2      1,111,111    0   None
ABIOMED INC.                       COM       003654100    6,276   275,000  SH      Share-Defined 1,2       275,000     0   None
ACADIA PHARMACEUTICALS INC.        COM       004225108    1,760 1,000,000  SH      Share-Defined 1,2      1,000,000    0   None
ALPHATEC HOLDINGS INC.             COM       02081G102      925   502,509  SH      Share-Defined 1,2       502,509     0   None
AMARIN CORPORATION PLC
   SPONSORED ADR                   COM       023111206    2,944   203,600  SH      Share-Defined 1,2       203,600     0   None
BIODEL INC.                        COM       09064M204    3,484 1,350,400  SH      Share-Defined 1,2      1,350,400    0   None
CARDICA, INC.                      COM       14141R101    1,307   695,000  SH      Share-Defined 1,2       695,000     0   None
CHINA KANGHUI HOLDINGS
   SPONSORED ADR                   COM       16890V100    6,403   325,000  SH      Share-Defined 1,2       325,000     0   None
COLUMBIA LABORATORIES, INC.        COM       197779101    1,278 1,879,400  SH      Share-Defined 1,2      1,879,400    0   None
DEXCOM, INC.                       COM       252131107    1,490   115,000  SH      Share-Defined 1,2       115,000     0   None
DISCOVERY LABORATORIES INC.        COM       254668403      823   354,560  SH      Share-Defined 1,2       354,560     0   None
INSULET CORPORATION                COM       45784P101    7,480   350,000  SH      Share-Defined 1,2       350,000     0   None
MERIT MEDICAL SYS INC.             COM       589889104      967    70,000  SH      Share-Defined 1,2       70,000      0   None
NPS PHARMACEUTICALS INC.           COM       62936P103    1,553   180,400  SH      Share-Defined 1,2       180,400     0   None
ONCOGENEX PHARMACEUTICAL INC.      COM       68230A106    9,865   734,000  SH      Share-Defined 1,2       734,000     0   None
ONCOTHYREON INC.                   COM       682324108    9,126 1,950,000  SH      Share-Defined 1,2      1,950,000    0   None
OSIRIS THERAPEUTICS, INC.          COM       68827R108       55     5,000  SH Call Share-Defined 1,2        5,000      0   None
OSIRIS THERAPEUTICS, INC.          COM       68827R108    3,870   352,800  SH  Put Share-Defined 1,2       352,800     0   None
PAIN THERAPEUTICS INC.             COM       69562K100    3,053   650,992  SH      Share-Defined 1,2       650,992     0   None
PALATIN TECHNOLOGIES INC.          COM       696077403    1,625 3,250,000  SH      Share-Defined 1,2      3,250,000    0   None
RTI BIOLOGICS, INC.                COM       74975N105    1,880   500,000  SH      Share-Defined 1,2       500,000     0   None
REPLIGEN CORP                      COM       759916109       68    15,700  SH      Share-Defined 1,2       15,700      0   None
RIGEL PHARMACEUTICALS INC.         COM       766559603    6,696   720,000  SH      Share-Defined 1,2       720,000     0   None
SANTARUS INC.                      COM       802817304    7,874 1,110,610  SH      Share-Defined 1,2      1,110,610    0   None
SPECTRANETICS CORP                 COM       84760C107    1,370   120,000  SH      Share-Defined 1,2       120,000     0   None
SYNERGETICS USA, INC.              COM       87160G107    1,313   294,400  SH      Share-Defined 1,2       294,400     0   None
TARGACEPT, INC.                    COM       87611R306    2,957   687,594  SH      Share-Defined 1,2       687,594     0   None
TENGION INC.                       COM       88034G208      266    90,164  SH      Share-Defined 1,2       90,164      0   None
TRIUS THERAPEUTICS INC.            COM       89685K100    1,152   200,000  SH      Share-Defined 1,2       200,000     0   None
VANDA PHARMACEUTICALS INC.         COM       921659108    5,400 1,227,276  SH      Share-Defined 1,2      1,227,276    0   None
VENTRUS BIOSCIENCES, INC.          COM       922822101    2,302   539,110  SH      Share-Defined 1,2       539,110     0   None